ARCHER INVESTMENT SERIES TRUST

ARCHER INCOME FUND – Ticker Symbol - ARINX

SUMMARY PROSPECTUS

December 30, 2021

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus and other information about the Fund (including the Fund’s SAI) online at www.thearcherfunds.com/forms.html. You can also get this information at no cost by calling 1-800-238-7701, or by sending an e-mail request to tpatton@thearcherfunds.com. The Fund’s prospectus and SAI, each dated December 30, 2021 (as each may be amended or supplemented), are incorporated herein by reference.

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Table of Contents

FUND SUMMARY

2

ARCHER INCOME FUND

2

Investment Objective

2

Fees and Expenses of Investing in the Fund

2

Portfolio Turnover

3

Principal Investment Strategies of the Fund

3

Principal Risks of Investing in the Fund

4

Performance

7

Management of the Fund

8

Portfolio Managers

8

Purchase and Sale of Funds Shares

8

Tax Information

9

Payments to Broker-Dealers and Other Financial Intermediaries

9

FUND SUMMARY

ARCHER INCOME FUND

Investment Objective

The investment objective of the Archer Income Fund (the “Fund”) is to provide you with current income while secondarily striving for capital appreciation.

Fees and Expenses of Investing in the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Redemption Fee (as a percentage of the amount redeemed within 90 days of purchase)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.50%
Distribution and/or Service (12b-1) Fees	NONE
Other Expenses	1.23%
Acquired Fund Fees and Expenses (1)	0.02%
Total Annual Fund Operating Expenses	1.75%
Fee Waiver and/or expenses reimbursement (2)	(0.77)%
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	0.98%

(1) Acquired Fund Fees and Expenses represent the pro rata expense indirectly incurred by the Fund as a result of investing in money market funds or other investment companies that have their own expenses. The fees and expenses are not used to calculate the Fund’s net asset value and do not correlate to the ratio of Expenses to Average Net Assets found in the “Financial Highlights” section of this Prospectus.

(2) The Advisor contractually has agreed to waive its management fee and/or reimburse certain Fund operating expenses, but only to the extent necessary so that the Fund’s total operating expenses, excluding brokerage fees and commissions, any 12b-1 fees, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, extraordinary expenses and any indirect expenses (such as Acquired Funds Fees and Expenses), do not exceed 0.96% of the Fund’s average daily net assets.  Pursuant to the Expense Limitation Agreement, if the Adviser so requests, any Fund Operating Expenses waived or reimbursed by the Adviser pursuant to the Agreement that had the effect of reducing Fund Operating Expenses to 0.96% within the most recent three years prior to recoupment shall be repaid to the Adviser by the Fund; provided, however, that such recoupment will not cause the Fund’s expense ratio, after recoupment has been taken into account, to exceed the lesser of the expense cap in effect at the time of the waiver or the expense cap in effect at the time of recoupment. The contractual agreement is in place through December 31, 2023.  The Management Services Agreement may, on sixty (60) days’ written notice, be terminated with respect to a Fund, at any time without the payment of any penalty, by the Board of Trustees or by a vote of a majority of the outstanding voting securities of the Fund, or by Management. The Management Services Agreement shall automatically terminate in the event of its assignment.  The Expense Limitation Agreement may only be terminated by the Board of Trustees on sixty (60) days’ written notice to Management or upon the termination of the Management Services Agreement between the Trust and Advisor.

Example:

This Example is intended to help you compare the cost of investing in the Archer Income Fund with the cost of investing in other mutual funds.

Archer Funds Summary Prospectus – Archer Income Fund

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (giving effect to the expense limitation only during the first three years) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$100	$396	$800	$1,930

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 29.76% of the average value of its portfolio.

Principal Investment Strategies of the Fund

Under normal conditions, at least 50% of the Fund’s total assets will be invested in U.S. government obligations, mortgage and asset-backed securities, corporate and municipal bonds, collateralized mortgage obligations (CMOs), certificates of deposit linked to an index. The securities purchased will be rated BBB or better by either Fitch Ratings (Fitch), or Moody’s Investors Service (Moody’s), or other equivalently rated nationally recognized organization (NRSRO).  Further, under normal conditions, up to 20% of the Fund’s total assets will be invested in below investment-grade fixed income securities, commonly referred to as high-yield or “junk” bonds.

The Fund may invest up to 25% of its assets in foreign debt securities denominated in U.S. dollars and foreign currencies. These include foreign fixed income securities issued by corporations and governments and emerging market fixed income securities issued by corporations and governments.

The Fund will invest in fixed income securities through exchange-traded funds ("ETFs") and mutual funds (collectively, the "Underlying Funds") that are not affiliated with the Fund or the advisor.  The Fund will invest in ETFs as it may be more cost efficient than investing in individual fixed income securities while gaining exposure to a particular sector or index.  An ETF is typically a registered investment company that seeks to track the performance of a particular market index.  These indices include not only broad-market indices, but more specific indices as well, including those relating to particular sectors, markets, regions, or industries.  An ETF is traded like a stock on a securities exchange and may be purchased and sold throughout the day based on its market price.

When deciding whether to purchase or sell a particular security, the Advisor considers an appraisal of the economy, the relative yields of securities and the investment prospects for issuers.  The Advisor also, carefully assesses the particular security’s yield-to-maturity, credit quality, liquidity, call risk and current yield.

The Fund will invest in a broad range of fixed income instruments without benchmark constraints or significant sector/instrument limitations.

Archer Funds Summary Prospectus – Archer Income Fund

Principal Risks of Investing in the Fund

Investors in the Fund should have a long-term perspective and, for example, be able to tolerate potentially sharp declines in value.

The prices of securities held by the Fund may decline in response to certain events taking place around the world, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional, or global political, social, or economic instability; and currency, interest rate and commodity price fluctuations. The common stock and other equity type securities purchased by the Fund may involve large price swings and potential for loss.

Investments in securities issued by entities based outside the United States may also be affected by currency controls; different accounting, auditing, financial reporting, and legal standards and practices; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in emerging markets. Investments in securities issued by entities domiciled in the United States may also be subject to many of these risks.

You may lose money by investing in the Fund. The Fund’s performance could be hurt by:

Issuer Risk.  Securities held by the Fund may decline in value because of changes in the financial condition of or other events affecting, the issuers of these securities.

Asset-Backed Securities Investment Risk. The Fund may run the risk that the impairment of the value of the assets underlying a security in which the Fund invests such as non-payment of loans, will result in a reduction in the value of the security.

Management Risk.  The advisor’s judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the Fund invests may prove to be incorrect and there is no guarantee that the advisor’s or sub-advisor’s judgments will produce the desired results.

Interest Rate Risk.  When the Fund invests in bonds or in Underlying Funds that own bonds, the value of your investment in the Fund will fluctuate with changes in interest rates.  Typically, a rise in interest rates causes a decline in the value of bond funds owned by the Fund.  In general, the market price of debt securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities.

Credit Risk.  A security’s price may decline due to deterioration in the issuer’s financial condition, or the issuer may fail to repay interest and/or principal in a timely manner. The risk is higher for below investment grade bonds.

Call Risk.  During periods of falling interest rates, issuers of callable bonds may repay securities with higher interest rates before maturity.  This could cause the Fund to lose potential price appreciation if it reinvests the proceeds at lower interest rates.

Archer Funds Summary Prospectus – Archer Income Fund

Liquidity Risk.  If the Fund invests in illiquid assets, or if asset become illiquid there may be no willing buyer of the securities and the Fund may have to sell those securities at a lower price or may not be able to sell the securities at all each of which would have a negative effect on performance.

ETF Risk. The Fund will incur higher and duplicative expenses when it invests in Underlying Funds. There is also the risk that the Fund may suffer losses due to the investment practices of the Underlying Funds (such as the use of derivatives). The ETFs in which the Fund invests may not be able to replicate exactly the performance of the indices they track, due to transactions costs and other expenses of the underlying funds. The shares of closed-end funds frequently trade at a discount to their net asset value. Accordingly, there can be no assurance that the market discount on shares of any closed-end fund purchased by the Fund will ever decrease, and it is possible that the discount may increase.

Mortgage Backed Securities Risk. Mortgage-backed securities have several risks, including:

- credit and market risks of mortgage-backed securities: the mortgage loans or the guarantees underlying the mortgage-backed securities may default or otherwise fail leading to non-payment of interest and principal.

- prepayment risk of mortgage-backed securities: in times of declining interest rates, the Fund’s higher yielding securities may be prepaid and the Fund will have to replace them with securities having a lower yield.

- extension risk of mortgage-backed securities: in times of rising interest rates mortgage prepayments will slow causing portfolio securities considered short or intermediate term to be long-term securities which fluctuate more widely in response to changes in interest rates than shorter term securities.

- inverse floater, interest- and principal-only securities risk: these securities are extremely sensitive to changes in interest rates and prepayment rates.

- illiquidity of mortgage markets: the mortgage markets are currently facing additional economic pressures such as the devaluation of the underlying collateral, increased loan underwriting standards which limits the number of real estate purchasers, and excess supply of properties in certain geographic regions, which puts additional downward pressure on the value of real estate in these regions.

Foreign Risk. Investments in foreign securities may be affected by currency controls and exchange rates; different accounting, auditing, financial reporting, and legal standards and practices; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in emerging or developing countries.

Foreign Currency Risk.  To the extent the Fund invests in securities or Underlying Funds that hold securities that are denominated in foreign currencies, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.  Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad.  These currency movements may negatively impact the value of the Fund even when there is no change in the value of the security in the issuer’s home country.

Archer Funds Summary Prospectus – Archer Income Fund

Emerging Markets Risk. Countries with emerging markets may have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and inefficient securities markets

Junk Bonds Risk.  Investments in junk bonds involve a greater risk of default and are subject to a substantially higher degree of credit risk or price changes than other types of debt securities. These securities are considered speculative because they have a higher risk of issuer default, are subject to greater price volatility and may be illiquid.

General Fixed-Income Securities Risk.  The market prices of bonds, including those issued by the U.S. government, go up as interest rates fall, and go down as interest rates rise.  As a result, the net asset value of the Fund will fluctuate with conditions in the bond markets.  In the case of corporate bonds and commercial paper, values may fluctuate as perceptions of credit quality change.  In addition, investment grade bonds may be downgraded or default.  During periods of declining interest rates, or for other reasons, bonds may be “called,” or redeemed, by the bond issuer prior to the bond’s maturity date, resulting in the Fund receiving payment earlier than expected.  This may reduce the Fund’s income if the proceeds are reinvested at a lower interest rate.

Government Securities Risk.  Economic, business, or political developments may affect the ability of government sponsored guarantors to repay principal and to make interest payments on the securities in which the Fund invests.  In addition, certain of these securities, including those issued or guaranteed by FNMA (Federal National Mortgage Association, or Fannie Mae) and FHLMC (Federal Home Loan Mortgage Corporation, or Freddie Mac), are not backed by the full faith and credit of the U.S. government.

Municipal Securities Risk.  Municipal Securities can be significantly affected by political changes as well as uncertainties in the municipal market related to taxation, legislative changes, or the rights of municipal security holders.

Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to fund assets, customer data (including private shareholder information), or proprietary information, or cause the fund, the manager, any subadviser and/or its service providers (including, but not limited to, fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or lose operational functionality.

Market Turbulence Resulting from COVID-19.  The respiratory illness COVID-19 caused by a novel coronavirus has resulted in a global pandemic and major disruption to economies and markets around the world, including the United States.  Global financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted.  Liquidity for many instruments has been greatly reduced for periods of time.  Some interest rates are very low and in some cases yields are negative.  Some sectors of the economy and individual issuers have experienced particularly large losses.  These circumstances may continue for an extended period of time and may continue to affect adversely the value and/or liquidity of the Fund’s investments.  The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known.  Governments and central banks, including the Federal Reserve in the U.S., have taken extraordinary and unprecedented actions to support national economies and the financial markets.  These actions have resulted in significant expansion of public debt, including in the U.S.  The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, may not be known for some time.  The

Archer Funds Summary Prospectus – Archer Income Fund

consequences of high public debt, including its future impact on the economy and securities markets, likewise may not be known for some time.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

Performance

The following bar chart and tables below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years with those of a broad-based market index and a performance average of similar mutual funds.

Remember, the Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.  Updated performance information will be available by calling the Fund toll-free at 1-800-238-7701.

 Archer Income Fund

Calendar Year returns as of December 31, 2020

The calendar year-to-date return for the Fund as of September 30, 2021 was 1.92%.  During the period shown, the highest return for a quarter was 4.40% (quarter ended June 30, 2020); and the lowest return was -3.68% (quarter ended March 31, 2020).

Archer Funds Summary Prospectus – Archer Income Fund

AVERAGE ANNUAL TOTAL RETURNS

(for the periods ended December 31, 2020)

The Income Fund	1 Year	5 Years	10 Years
Return Before Taxes	4.29%	3.64%	3.12%
Return After Taxes on Distributions¹	3.14%	2.44%	1.79%
Return After Taxes on Distributions and Sale of Fund Shares¹	2.52%	2.25%	1.81%
Barclay’s Capital U.S. Aggregate Bond Index (reflects no deductions for fees, expenses, or taxes)[2]	7.51%	4.43%	3.84%

¹ After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes or the lower rate on long-term capital gains when shares are held for more than 12 months. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

2 The Index is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees. The Barclay's Capital U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including U.S. Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS, and CMBS.  The U.S. Aggregate Index was created in 1986.

Management of the Fund

Archer Investment Corporation serves as the Investment Advisor of the Fund.

Portfolio Managers

Investment Professional Fund Title (if applicable)	Experience with this Fund	Primary Title with Investment Advisor
Troy C. Patton, CPA/ABV	Since March 2011	President
Steven Demas	Since March 2011	Senior Vice President
John Rosebrough, CFA	Since March 2011	Senior Vice President

Purchase and Sale of Funds Shares

You may purchase or sell shares of the Funds on any day the Funds are open for business by contacting your financial intermediary or other financial institution, or by contacting the Funds by telephone or by mail as set forth in the table below or by wire transfer. The minimum initial investment in a Fund is $2,500 ($250 for automatic investment plan participants) and minimum subsequent investments are $100.

By Mail (or Overnight):	By Wire: 1-800-494-2755
Archer Income Fund c/o Mutual Shareholder Services, LLC 8000 Town Center Drive, Suite 400 Broadview Heights, OH 44148

Archer Funds Summary Prospectus – Archer Income Fund

Tax Information

The Fund intends to make distributions to its shareholders on an annual basis to the extent that it has income or gains to distribute. Distributions may be taxed to shareholders as ordinary income or capital gains unless you are investing through a tax-deferred arrangement, such as 401(k) plans or an individual retirement account. Such tax-deferred arrangements are taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund may pay the intermediary from the Fund’s assets, or the investment adviser and/or the Fund’s distributor may pay the intermediary out of their own funds and not as an expense of the Fund, for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend the Fund over another investment. Consult with your financial intermediary or visit their website for more information.

For important information about the purchase and sale of fund shares, tax information and financial intermediary compensation, please refer to “Shareholder Information” found on page 81 of this Prospectus.

Archer Funds Summary Prospectus – Archer Income Fund

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